Subsequent Events - Additional Information (Details)																	12 Months Ended
		Aug. 30, 2020 $ / shares shares	May 07, 2020 $ / shares shares	Apr. 16, 2020 USD ($) d $ / shares	Apr. 09, 2020 USD ($) $ / shares shares	Apr. 07, 2020 $ / shares shares	Mar. 31, 2020 USD ($)	Mar. 20, 2020 USD ($)	Mar. 11, 2020 USD ($)	Mar. 09, 2020 ₨ / shares	Feb. 21, 2020 $ / shares shares	Feb. 20, 2020 USD ($) $ / shares shares	Feb. 07, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 19, 2019 $ / shares shares	Oct. 01, 2019 shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 20, 2020 EUR (€)	Mar. 11, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Jan. 30, 2020 INR (₨)	Jan. 23, 2020 USD ($) $ / shares	Dec. 13, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity | $														$ 5,600,000			$ 5,600,000							$ 4,600,000
Amounts owed to Service Firms | $																	$ 13,100,000
Preferred stock, par value														$ 0.0001			$ 0.0001							$ 0.0001
Interest variable rate																	1.00%
Common stock value | $	[1]													$ 2,000			$ 2,000							$ 1,000
Monte dei Paschi di Siena S.p.A.
Subsequent Event [Line Items]
Interest rate														0.95%			0.95%
Interest variable rate																	0.95%
Maximum
Subsequent Event [Line Items]
Interest variable rate																	7.60%
Minimum
Subsequent Event [Line Items]
Interest variable rate																	0.60%
Northland Securities
Subsequent Event [Line Items]
Business combination, share price														$ 0.0001			$ 0.0001
Amounts owed to Service Firms | $														$ 100,000
Consummated business combination share | shares														140,000
Northland Securities | Promissory Note
Subsequent Event [Line Items]
Debt instrument face amount | $														$ 400,000			$ 400,000
Cowen and Company, LLC and Chardan Capital markets, LLC | Scenario Forecast
Subsequent Event [Line Items]
Amounts owed to Service Firms | $				$ 5,400,000
Forward Share Purchase Agreements | Greenhaven | Minimum | Open Market
Subsequent Event [Line Items]
Business combination, share price																							$ 10.50
Forward Share Purchase Agreements | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Business combination, shares acquired | shares																3,750,000
Forward Share Purchase Agreements | Kepos Alpha Fund L.P. | Scenario Forecast
Subsequent Event [Line Items]
Percentage of increase in share purchase price			1.00%
Forward Share Purchase Agreements | Kepos Alpha Fund L.P. | Minimum | Open Market
Subsequent Event [Line Items]
Business combination, share price																							$ 10.50
Forward Share Purchase Agreements | Yakira | Yakira Shares
Subsequent Event [Line Items]
Business combination, share price															$ 10.50
Sale of stock price per share															$ 10.5019
Consummated business combination share | shares															1,083,750
Forward Share Purchase Agreements | Yakira | Maximum | Yakira Shares
Subsequent Event [Line Items]
Business combination, share price															$ 10.6819
Forward Share Purchase Agreements | Yakira | Minimum | Yakira Shares
Subsequent Event [Line Items]
Sale of stock price per share															$ 10.50
Forward Share Purchase Agreement Fourth Right | Kepos Alpha Fund L.P. | Scenario Forecast
Subsequent Event [Line Items]
Business combination, share price			$ 10.92
Business combination, shares acquired | shares			46,137
Forward Share Purchase Agreement Fifth Right | Kepos Alpha Fund L.P. | Scenario Forecast
Subsequent Event [Line Items]
Business combination, share price			$ 10.82
Business combination, shares acquired | shares			93,676
Business combination number of shares acquired applicable for price increase after closing date | shares			93,676
Modification of 2018 Solutions Infini Purchase Agreement | Preferred Stock | COVID-19
Subsequent Event [Line Items]
Preference shares, performance bonuses | $																				$ 1,500,000
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini
Subsequent Event [Line Items]
Preferred share obligation | $																				2,000
Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini | Preferred Stock | COVID-19
Subsequent Event [Line Items]
Preference shares, performance bonuses | $																				3,700,000
Resale Registration Statement | Cowen and Company, LLC and Chardan Capital markets, LLC | Scenario Forecast
Subsequent Event [Line Items]
Common stock value | $				$ 2,700,000
Warrants exercise price				$ 0.01
Beneficial ownership limitation percentage				4.99%
Settlement shares, threshold percentage				15.00%
Settlement shares, trailing days | d				10
Resale Registration Statement | Cowen and Company, LLC and Chardan Capital markets, LLC | Scenario Forecast | Convertible Notes
Subsequent Event [Line Items]
Debt instrument, term				3 years
Interest rate				5.00%
Convertible notes | $				$ 2,700,000
Convertible notes, threshold percentage				5.00%
Convertible notes, trailing days | d				10
Subsequent Event | Intesa SanPaolo S.p.A. | Kaleyra S.p.A
Subsequent Event [Line Items]
Deferment of debt repayments to next 12 months | $							$ 412,000
Subsequent Event | Intesa SanPaolo S.p.A. | Buc Mobile
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity | $																						$ 1,000,000
Subsequent Event | Unicredit | Kaleyra S.p.A
Subsequent Event [Line Items]
Deferment of debt repayments to next 12 months | $					$ 1,600,000
Subsequent Event | Forward Share Purchase Agreements | Greenhaven
Subsequent Event [Line Items]
Business combination, share price											$ 11.00	$ 11.00
Business combination payment for stock purchased | $												$ 152,000
Business combination payment for number of stock purchased | shares												60,996
Subsequent Event | Forward Share Purchase Agreements | Greenhaven | Scenario Forecast
Subsequent Event [Line Items]
Business combination, share price		$ 11.70
Business combination, shares acquired | shares		700,000
Subsequent Event | Forward Share Purchase Agreements | Greenhaven | Open Market
Subsequent Event [Line Items]
Business combination, share price																						$ 11.70
Sale of stock price per share																						$ 8.50
Subsequent Event | Forward Share Purchase Agreements | Greenhaven | Common Stock
Subsequent Event [Line Items]
Repurchases of common stock, shares | shares												235,169
Repurchases of common stock, value | $												$ 2,600,000
Subsequent Event | Forward Share Purchase Agreements | Greenhaven | Maximum
Subsequent Event [Line Items]
Business combination, shares acquired | shares											248,963
Subsequent Event | Forward Share Purchase Agreements | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Percentage of penalty payments						18.00%
Subsequent Event | Forward Share Purchase Agreements | Kepos Alpha Fund L.P. | Open Market
Subsequent Event [Line Items]
Sale of stock price per share						$ 7.00
Subsequent Event | Forward Share Purchase Agreements | Yakira | Yakira Shares
Subsequent Event [Line Items]
Business combination, share price													$ 10.93
Business combination, number of shares expected to be purchase | shares													43,930
Subsequent Event | Forward Share Purchase Agreement Seventh Right | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Business combination, share price					$ 10.92
Business combination, shares acquired | shares					50,000
Subsequent Event | Forward Share Purchase Agreement Fourth Right | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Business combination, shares acquired | shares						46,137
Subsequent Event | Forward Share Purchase Agreement Fifth Right | Kepos Alpha Fund L.P.
Subsequent Event [Line Items]
Business combination, share price						$ 10.82
Business combination, shares acquired | shares						93,676
Subsequent Event | Forward Share Purchase Agreement Sixth Right | Kepos Alpha Fund L.P. | Maximum
Subsequent Event [Line Items]
Business combination, share price						$ 10.92
Subsequent Event | Modification of 2018 Solutions Infini Purchase Agreement | Solutions Infini
Subsequent Event [Line Items]
Preferred stock, par value | ₨ / shares										₨ 10.0
Preferred share obligation																				$ 2,000	₨ 140,000
Performance bonuses to be paid date, year										2020
Subsequent Event | Loan Agreement | Monte dei Paschi di Siena S.p.A. | Kaleyra S.p.A
Subsequent Event [Line Items]
Debt instrument face amount									$ 2,200,000										€ 2,000,000
Debt instrument, term									36 months
Interest rate									1.75%										1.75%
Subsequent Event | BPM Loan Agreement | Banco Popolare di Milano S.p.A. | Kaleyra S.p.A
Subsequent Event [Line Items]
Debt instrument face amount								$ 6,500,000										€ 6,000,000
Debt instrument, term								45 months
Description of variable rate								three-month Euribor plus a spread of 3.00%.
Interest variable rate								3.00%
Frequency of periodic repayment								15 quarterly installments
Subsequent Event | BPM Loan Agreement | Banco Popolare di Milano S.p.A. | New Financing | Kaleyra S.p.A
Subsequent Event [Line Items]
Debt instrument face amount | $								$ 2,700,000

[1]	Amounts as of December 31, 2018 differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.